Document And Entity Information	Aug. 24, 2023
Document Information [Line Items]
Entity, Registrant Name	Cyanotech Corporation
Document, Type	8-K
Document, Period End Date	Aug. 24, 2023
Entity, Incorporation, State or Country Code	NV
Entity, File Number	000-14602
Entity, Tax Identification Number	91-1206026
Entity, Address, Address Line One	73-4460 Queen Kaahumanu Highway
Entity, Address, Address Line Two	Suite #102
Entity, Address, City or Town	Kailua Kona
Entity, Address, State or Province	HI
Entity, Address, Postal Zip Code	96740
City Area Code	808
Local Phone Number	326-1353
Title of 12(b) Security	Common Stock
Trading Symbol	CYAN
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000768408